UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Core Bond Fund
Class A [PTRNX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$32	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,578,228,611
Total Number of Portfolio Holdings	950
Portfolio Turnover Rate	190%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSA-0626

Putnam Core Bond Fund
Class C [PTRGX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$69	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,578,228,611
Total Number of Portfolio Holdings	950
Portfolio Turnover Rate	190%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSC-0626

Putnam Core Bond Fund
Class R [PTRKX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$44	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,578,228,611
Total Number of Portfolio Holdings	950
Portfolio Turnover Rate	190%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSR-0626

Putnam Core Bond Fund
Class R6 [PTREX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,578,228,611
Total Number of Portfolio Holdings	950
Portfolio Turnover Rate	190%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSR6-0626

Putnam Core Bond Fund
Class Y [PYTRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$19	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,578,228,611
Total Number of Portfolio Holdings	950
Portfolio Turnover Rate	190%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSY-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Core Bond
Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 36
Notes to Financial Statements 40
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.31 $8.17 $7.68 $8.30 $9.04 $9.40
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.38 0.39 0.37 0.32
Net realized and unrealized gains (losses) (0.12) 0.14 0.48 (0.49) (0.68) (0.38)
Total from investment operations ........ 0.05 0.49 0.86 (0.10) (0.31) (0.06)
Less distributions from:
Net investment income .............. (0.17) (0.35) (0.37) (0.52) (0.43) (0.30)
Net asset value, end of period .......... $8.19 $8.31 $8.17 $7.68 $8.30 $9.04
Total return
c
....................... 0.56% 6.16% 11.35% (1.51)% (3.51)% (0.73)%
Ratios to average net assets
d
Expenses
e
........................ 0.64%
f
0.64%
f
0.64% 0.66% 0.71% 0.77%
Net investment income ............... 4.06% 4.28% 4.63% 4.79% 4.30% 3.42%
Supplemental data
Net assets , end of period (000’s) ........ $201,878 $190,884 $158,169 $115,240 $105,223 $133,135
Portfolio turnover rate ................ 190% 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.27 $8.14 $7.66 $8.27 $9.00 $9.36
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.29 0.31 0.32 0.29 0.24
Net realized and unrealized gains (losses) (0.12) 0.13 0.48 (0.48) (0.65) (0.37)
Total from investment operations ........ 0.02 0.42 0.79 (0.16) (0.36) (0.13)
Less distributions from:
Net investment income .............. (0.14) (0.29) (0.31) (0.45) (0.37) (0.23)
Net asset value, end of period .......... $8.15 $8.27 $8.14 $7.66 $8.27 $9.00
Total return
c
....................... 0.19% 5.27% 10.44% (2.14)% (4.16)% (1.52)%
Ratios to average net assets
d
Expenses
e
........................ 1.39%
f
1.39%
f
1.39% 1.41% 1.46% 1.52%
Net investment income ............... 3.31% 3.53% 3.87% 3.90% 3.38% 2.53%
Supplemental data
Net assets , end of period (000’s) ........ $10,052 $9,568 $8,206 $4,580 $5,097 $9,014
Portfolio turnover rate ................ 190% 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.37 $8.23 $7.74 $8.35 $9.09 $9.45
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.33 0.34 0.37 0.36 0.30
Net realized and unrealized gains (losses) (0.12) 0.14 0.50 (0.49) (0.69) (0.38)
Total from investment operations ........ 0.04 0.47 0.84 (0.12) (0.33) (0.08)
Less distributions from:
Net investment income .............. (0.16) (0.33) (0.35) (0.49) (0.41) (0.28)
Net asset value, end of period .......... $8.25 $8.37 $8.23 $7.74 $8.35 $9.09
Total return
c
....................... 0.43% 5.84% 10.97% (1.66)% (3.76)% (0.97)%
Ratios to average net assets
d
Expenses
e
........................ 0.89%
f
0.89%
f
0.88% 0.91% 0.96% 1.02%
Net investment income ............... 3.81% 4.03% 4.10% 4.52% 4.12% 3.15%
Supplemental data
Net assets , end of period (000’s) ........ $9,811 $8,345 $4,090 $607 $392 $334
Portfolio turnover rate ................ 190% 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.33 $8.19 $7.71 $8.33 $9.07 $9.43
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.37 0.39 0.41 0.40 0.35
Net realized and unrealized gains (losses) (0.12) 0.14 0.49 (0.49) (0.68) (0.39)
Total from investment operations ........ 0.06 0.51 0.88 (0.08) (0.28) (0.04)
Less distributions from:
Net investment income .............. (0.18) (0.37) (0.40) (0.54) (0.46) (0.32)
Net asset value, end of period .......... $8.21 $8.33 $8.19 $7.71 $8.33 $9.07
Total return
c
....................... 0.68% 6.43% 11.50% (1.22)% (3.24)% (0.47)%
Ratios to average net assets
d
Expenses
e
........................ 0.39%
f
0.39%
f
0.39% 0.41% 0.46% 0.52%
Net investment income ............... 4.30% 4.53% 4.72% 5.01% 4.59% 3.66%
Supplemental data
Net assets , end of period (000’s) ........ $99,775 $59,431 $18,112 $2,896 $1,214 $1,509
Portfolio turnover rate ................ 190% 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.30 $8.17 $7.68 $8.30 $9.04 $9.40
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.37 0.39 0.41 0.40 0.35
Net realized and unrealized gains (losses) (0.12) 0.13 0.50 (0.49) (0.68) (0.39)
Total from investment operations ........ 0.06 0.50 0.89 (0.08) (0.28) (0.04)
Less distributions from:
Net investment income .............. (0.18) (0.37) (0.40) (0.54) (0.46) (0.32)
Net asset value, end of period .......... $8.18 $8.30 $8.17 $7.68 $8.30 $9.04
Total return
c
....................... 0.68% 6.33% 11.68% (1.22)% (3.25)% (0.48)%
Ratios to average net assets
d
Expenses
e
........................ 0.39%
f
0.39%
f
0.39% 0.41% 0.46% 0.52%
Net investment income ............... 4.31% 4.53% 4.83% 5.01% 4.59% 3.70%
Supplemental data
Net assets , end of period (000’s) ........ $1,256,712 $1,117,675 $539,569 $218,629 $67,037 $101,933
Portfolio turnover rate ................ 190% 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2026
Putnam Core Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.7%
Capital Markets 1.7%
a
Franklin Ultra Short Bond ETF .......................... United States 1,113,980 $ 27,871,780
Total Management Investment Companies (Cost $27,720,882) ..................
27,871,780
Principal
Amount
*
Corporate Bonds 28.4%
Aerospace & Defense 1.5%
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 2,650,000 2,706,596
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 745,000 760,579
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 1,633,000 1,543,681
Senior Bond, 6.125%, 2/15/33 ........................ United States 943,000 1,008,545
Senior Bond, 3.6%, 5/01/34 .......................... United States 504,000 453,141
Senior Bond, 3.25%, 2/01/35 ......................... United States 389,000 336,700
Senior Bond, 3.5%, 3/01/39 .......................... United States 795,000 642,038
Senior Bond, 6.875%, 3/15/39 ........................ United States 870,000 964,697
Senior Bond, 3.9%, 5/01/49 .......................... United States 862,000 633,846
Senior Bond, 6.858%, 5/01/54 ........................ United States 333,000 370,150
Senior Bond, 3.95%, 8/01/59 ......................... United States 730,000 507,431
Senior Note, 2.7%, 2/01/27 .......................... United States 1,183,000 1,169,446
Senior Note, 6.259%, 5/01/27 ........................ United States 39,000 39,666
Senior Note, 6.298%, 5/01/29 ........................ United States 60,000 62,941
Senior Note, 5.15%, 5/01/30 ......................... United States 3,365,000 3,420,236
b
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 1,150,000 1,137,386
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 650,000 639,755
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 435,000 428,500
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 575,000 567,933
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 500,000 519,893
Senior Bond, 5.95%, 2/01/37 ......................... United States 915,000 973,855
Senior Note, 3%, 1/15/29 ........................... United States 4,584,000 4,421,742
23,308,757
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 60,000 63,067
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 1,565,000 1,572,488
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,530,000 1,598,408
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 959,000 976,468
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 158,000 161,142
4,371,573
Banks 3.1%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 179,640
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 1,200,000 1,301,164
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,880,000 1,741,372
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 90,000 91,979
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 1,549,000 1,584,858
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 1,020,000 1,046,834
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 1,551,000 1,580,203
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,945,000 1,952,481
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,729,000 1,606,696

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 450,000 $ 449,128
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,665,000 1,724,487
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 1,160,000 1,146,800
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,250,000 1,272,690
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 1,140,000 1,141,250
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 950,000 974,558
Citigroup, Inc. ,
c
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 1,230,000 1,245,802
c
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 567,000 575,685
c
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 2,231,000 2,266,589
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,120,000 3,085,843
Sub. Bond, 4.45%, 9/29/27 .......................... United States 918,000 918,529
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 923,000 961,899
Sub. Bond, 4.75%, 5/18/46 .......................... United States 90,000 76,208
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 1,790,000 1,621,219
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 960,000 994,901
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 246,192
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 930,000 963,301
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 360,000 361,421
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 505,000 507,786
JPMorgan Chase & Co. ,
Senior Bond, 4.946% to 10/21/34, FRN thereafter, 10/22/35 . United States 2,790,000 2,759,594
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 650,000 665,855
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 445,000 444,832
Senior Note, 4.603% to 10/21/29, FRN thereafter, 10/22/30 .. United States 2,790,000 2,797,554
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,655,000 1,684,769
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,695,000 2,515,724
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,471,000 1,526,784
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 500,000 507,495
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 340,000 341,837
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,530,000 2,462,218
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 465,000 483,979
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 420,000 417,387
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 576,000 592,944
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 324,000 281,667
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 1,380,000 1,410,573

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 330,000 $ 361,954
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 108,000 97,276
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 131,000 97,114
51,069,071
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 765,000 763,510
Biotechnology 0.6%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 295,000 288,576
Senior Note, 4.4%, 3/15/33 .......................... United States 855,000 839,597
Amgen, Inc. ,
Senior Bond, 5.25%, 3/02/33 ......................... United States 900,000 921,279
Senior Bond, 5.65%, 3/02/53 ......................... United States 659,000 634,137
Senior Bond, 5.75%, 3/02/63 ......................... United States 450,000 430,409
Senior Note, 5.25%, 3/02/30 ......................... United States 1,886,000 1,934,093
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 2,084,000 1,906,754
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 3,365,000 2,991,736
9,946,581
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 1,037,000 1,022,189
Senior Bond, 5.8%, 3/13/56 .......................... United States 145,000 142,815
Senior Bond, 6.05%, 3/13/76 ......................... United States 929,000 916,081
Senior Note, 4.55%, 3/13/33 ......................... United States 700,000 691,818
2,772,903
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 580,000 583,139
Capital Markets 1.9%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 605,000 613,075
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,525,000 1,500,488
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 584,000 577,115
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 665,000 660,793
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 580,000 567,244
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,501,000 1,485,533
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 510,000 508,945
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 103,000 87,162
Senior Note, 4.35%, 6/15/29 ......................... United States 146,000 145,757
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,410,000 1,449,270
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,730,000 1,731,119
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,022,000 992,763
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 300,000 314,131
Senior Note, 5.2%, 3/15/30 .......................... United States 1,461,000 1,475,641

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc., (continued)
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 1,155,000 $ 1,125,215
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 895,000 876,058
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 920,000 922,239
Senior Note, 2.475% to 1/20/27, FRN thereafter, 1/21/28 .... United States 3,000,000 2,958,253
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,085,000 2,106,848
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,530,000 1,543,212
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 820,000 833,801
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 865,000 851,327
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 1,315,000 1,305,142
Sub. Bond, 4.35%, 9/08/26 .......................... United States 1,270,000 1,269,765
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 214,000 220,538
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 459,000 472,814
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,980,000 1,874,813
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 58,000 59,936
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,880,000 1,764,636
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 815,000 831,934
31,125,567
Chemicals 0.0%
†
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 855,000 567,219
Commercial Services & Supplies 0.3%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,095,000 1,118,203
Waste Connections, Inc. ,
Senior Bond, 5%, 3/01/34 ........................... United States 1,948,000 1,963,178
Senior Bond, 4.8%, 7/15/36 .......................... United States 1,070,000 1,047,864
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 397,000 403,218
4,532,463
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 290,000 262,088
Senior Bond, 5.4%, 4/15/34 .......................... United States 1,550,000 1,571,186
Senior Note, 4.85%, 8/15/30 ......................... United States 333,000 335,790
2,169,064
Construction & Engineering 0.0%
†
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 765,000 788,923
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 2,195,000 2,006,827
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,435,000 1,453,561
Senior Note, 4.125%, 2/28/29 ........................ Ireland 395,000 390,201
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 702,218
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 486,000 543,034
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 1,000,000 1,006,003
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 1,437,000 1,472,957

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Avolon Holdings Funding Ltd., (continued)
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,465,000 $ 1,457,889
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 1,095,000 1,077,657
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 465,000 513,469
Senior Note, 4.722% to 1/29/31, FRN thereafter, 1/30/32 .... United States 1,115,000 1,102,000
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 211,000 181,918
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 720,000 725,218
Senior Note, 4.125%, 8/17/27 ........................ United States 290,000 286,630
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 630,000 630,039
Senior Note, 4.2%, 10/27/28 ......................... United States 450,000 446,404
Senior Note, 5.8%, 1/07/29 .......................... United States 465,000 478,545
Senior Note, 4.9%, 10/06/29 ......................... United States 380,000 382,535
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 2,345,000 2,425,618
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 49,000 48,824
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 38,000 39,734
17,371,281
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 296,000 257,953
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 2,322,000 2,198,385
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 150,000 148,454
2,604,792
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 775,000 769,781
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 103,000 115,378
885,159
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 140,000 130,300
Diversified REITs 0.4%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 1,095,000 1,075,412
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 140,000 140,243
Senior Note, 5.125%, 11/15/31 ....................... United States 815,000 812,850
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 1,607,000 1,595,844
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 1,485,000 1,476,563
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 640,000 623,545
5,724,457
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
Senior Bond, 4.35%, 3/01/29 ......................... United States 430,000 429,655
Senior Bond, 2.55%, 12/01/33 ........................ United States 2,361,000 1,996,922
Senior Bond, 5.125%, 4/30/36 ........................ United States 745,000 733,067
Senior Bond, 6.2%, 10/30/56 ......................... United States 655,000 649,290

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Note, 4.1%, 2/15/28 .......................... United States 430,000 $ 428,470
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 3,190,000 3,310,452
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 2,225,000 2,225,672
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 265,000 279,838
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 1,050,000 1,030,889
Verizon Communications, Inc. ,
Senior Bond, 5.25%, 4/02/35 ......................... United States 348,000 348,062
Senior Bond, 5.875%, 11/30/55 ....................... United States 505,000 488,383
Senior Note, 4.75%, 1/15/33 ......................... United States 693,000 684,069
12,604,769
Electric Utilities 2.7%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,675,000 1,666,723
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 560,000 558,484
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 305,000 304,459
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 1,694,000 1,519,479
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 1,350,000 1,369,664
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 865,000 846,111
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 157,000 164,237
Senior Bond, 5.8%, 6/15/54 .......................... United States 113,000 108,180
Senior Note, 4.85%, 1/05/29 ......................... United States 400,000 403,991
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 725,000 712,771
Duke Energy Ohio, Inc. ,
Senior Bond, 3.65%, 2/01/29 ......................... United States 89,000 87,476
Senior Bond, 5.25%, 4/01/33 ......................... United States 900,000 920,238
b
Enel Finance International NV ,
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 600,000 677,804
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 1,105,000 1,087,236
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 985,000 969,111
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 290,000 292,576
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 874,000 887,338
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 1,427,000 1,464,287
Senior Note, 5.15%, 3/15/29 ......................... United States 1,090,000 1,110,511
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 215,000 214,885
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 252,000 253,886
Senior Bond, 5.25%, 3/15/34 ......................... United States 653,000 665,648
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 1,194,000 1,185,958
Senior Bond, 5.9%, 3/15/55 .......................... United States 445,000 436,327
Senior Note, 5.3%, 3/15/32 .......................... United States 1,390,000 1,426,546
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 700,000 705,369
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 United States 3,400,000 3,286,457

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 383,000 $ 335,601
Senior Secured Note, 3.7%, 11/15/28 .................. United States 300,000 295,773
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,227,000 1,275,028
Senior Bond, 5.2%, 5/01/36 .......................... United States 415,000 404,388
Senior Bond, 4.95%, 7/01/50 ......................... United States 162,000 134,640
Senior Bond, 6.75%, 1/15/53 ......................... United States 1,915,000 2,001,052
Senior Note, 6.1%, 1/15/29 .......................... United States 450,000 465,157
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 594,000 616,121
Senior Note, 5.5%, 3/15/29 .......................... United States 70,000 71,988
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 1,460,000 1,462,985
Senior Bond, 4.95%, 3/15/36 ......................... United States 1,680,000 1,638,479
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,310,000 1,282,116
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 604,000 658,166
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 517,000 533,896
Senior Bond, 144A, 5.7%, 12/30/34 .................... United States 1,895,000 1,914,791
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 575,000 558,346
Senior Note, 144A, 3.7%, 1/30/27 ..................... United States 650,000 646,860
Senior Note, 144A, 4.6%, 10/15/30 .................... United States 545,000 535,248
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 1,015,000 996,373
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 813,000 803,840
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,700,000 1,732,061
41,688,661
Electrical Equipment 0.7%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 1,000,000 984,854
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,580,000 2,645,702
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 4,050,000 4,003,966
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 1,512,000 1,472,470
Senior Bond, 5.8%, 3/15/56 .......................... United States 350,000 339,673
9,446,665
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 1,425,000 1,393,492
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,230,000 1,264,062
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 615,000 602,231
Food Products 1.0%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 340,000 339,590
b
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 330,000 324,944
Senior Note, 3%, 2/02/29 ........................... United States 1,583,000 1,521,352
Senior Note, 5.75%, 4/01/33 ......................... United States 106,000 109,198
Senior Note, 6.75%, 3/15/34 ......................... United States 125,000 135,926

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings, (continued)
Senior Note, 5.95%, 4/20/35 ......................... United States 315,000 $ 326,423
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 159,000 135,970
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 1,627,000 1,832,665
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 420,000 457,567
Senior Bond, 4.625%, 10/01/39 ....................... United States 420,000 371,367
Senior Bond, 5%, 6/04/42 ........................... United States 1,760,000 1,557,014
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 3,430,000 3,377,755
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 1,415,000 1,377,805
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 325,000 318,893
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 854,000 860,920
Senior Note, 144A, 5%, 3/01/32 ...................... United States 180,000 182,647
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 1,045,000 1,054,687
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 609,000 556,616
14,841,339
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 342,000 350,404
Ground Transportation 0.3%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 305,000 303,275
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 1,890,000 1,963,114
Senior Bond, 144A, 5.8%, 4/15/34 ..................... United Kingdom 375,000 384,907
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 680,000 658,321
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 150,000 149,744
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 700,000 710,115
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 575,000 583,414
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 1,600,000 1,613,560
6,366,450
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 155,000 157,849
Senior Note, 4.8%, 8/14/29 .......................... United States 240,000 241,919
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 5,595,000 5,438,689
5,838,457
Health Care Providers & Services 0.7%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 1,465,000 1,520,944
Senior Bond, 1.875%, 2/28/31 ........................ United States 555,000 486,783
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,726,000 1,600,311
Senior Note, 5.4%, 6/01/29 .......................... United States 3,000,000 3,071,159
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 150,000 150,008
Senior Bond, 5.6%, 4/01/34 .......................... United States 527,000 540,361

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Bond, 6%, 4/01/54 ........................... United States 692,000 $ 667,776
Senior Note, 3.625%, 3/15/32 ........................ United States 77,000 71,896
Senior Note, 4.6%, 11/15/32 ......................... United States 690,000 673,421
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 285,000 290,642
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 300,000 302,362
Senior Secured Note, 5.849%, 5/08/29 ................. United States 582,000 593,137
UnitedHealth Group, Inc. ,
Senior Bond, 4.625%, 7/15/35 ........................ United States 270,000 262,220
Senior Bond, 5.875%, 2/15/53 ........................ United States 574,000 569,404
10,800,424
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 345,000 344,201
Senior Note, 4.65%, 3/16/31 ......................... United States 685,000 684,037
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,725,000 1,720,727
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,815,000 1,842,305
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,650,000 1,660,359
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 3,374,000 3,296,297
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 664,000 669,961
Senior Note, 5.25%, 6/30/29 ......................... United States 495,000 502,884
Senior Note, 5.375%, 12/15/31 ....................... United States 335,000 341,547
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 635,000 633,423
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 930,000 901,673
12,597,414
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 535,000 529,911
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 987,000 983,513
Senior Bond, 3.8%, 11/01/29 ......................... United States 1,355,000 1,320,649
2,834,073
Independent Power and Renewable Electricity Producers 0.5%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,060,000 1,115,784
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 229,000 245,470
Senior Bond, 6.5%, 10/01/53 ......................... United States 558,000 593,131
Senior Bond, 5.75%, 3/15/54 ......................... United States 450,000 439,894
Senior Note, 5.6%, 3/01/28 .......................... United States 1,005,000 1,025,596
Senior Note, 4.4%, 1/15/31 .......................... United States 620,000 613,700
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 760,000 736,437
A, Senior Note, 4.25%, 10/01/30 ...................... United States 2,100,000 2,075,694
6,845,706
Insurance 0.6%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 701,906

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 810,000 $ 814,531
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 935,000 932,078
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 1,285,000 1,263,035
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 505,000 508,406
Senior Bond, 6.25%, 4/01/54 ......................... United States 306,000 281,583
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 1,310,000 1,308,742
Senior Note, 5.25%, 6/23/32 ......................... United States 471,000 470,226
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 368,000 365,146
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 642,000 609,334
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 797,000 803,105
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 950,000 961,625
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 220,000 221,366
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 360,000 339,114
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 250,000 250,962
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 595,000 608,130
10,439,289
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 1,025,000 1,023,310
Senior Bond, 6.3%, 5/15/56 .......................... United States 735,000 737,609
1,760,919
IT Services 0.1%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 883,000 912,704
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 1,232,000 1,074,122
Senior Note, 5.85%, 3/18/29 ......................... United States 375,000 385,011
1,459,133
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 431,000 431,291
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 780,000 772,454
1,203,745
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 630,000 615,058
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 1,500,000 1,041,383
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 59,000 43,401
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 98,000 87,624

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 3,560,000 $ 4,033,627
5,821,093
Metals & Mining 0.3%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 1,225,000 1,211,950
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 396,000 360,639
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 936,000 962,320
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 1,250,000 1,259,256
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 422,000 447,514
4,241,679
Multi-Utilities 0.4%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 565,000 573,612
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 820,000 821,925
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 160,000 167,742
Senior Note, 4.95%, 7/01/27 ......................... United States 2,190,000 2,203,978
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 755,000 769,803
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 170,000 161,097
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 301,000 310,207
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 810,000 799,071
5,807,435
Oil, Gas & Consumable Fuels 1.7%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 1,520,000 1,399,074
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 621,000 692,284
Senior Note, 5%, 12/15/29 .......................... Canada 1,144,000 1,160,748
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 2,767,000 2,533,141
Senior Note, 4.5%, 10/01/29 ......................... United States 910,000 905,506
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 245,000 242,303
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 229,000 239,675
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 1,485,000 1,531,099
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 989,000 1,029,479
Senior Bond, 5.65%, 10/15/54 ........................ United States 376,000 354,670
Energy Transfer LP ,
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,471,000 1,488,637
Senior Note, 5.25%, 7/01/29 ......................... United States 1,190,000 1,215,697
Senior Note, 5.2%, 4/01/30 .......................... United States 1,389,000 1,419,223
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,683,000 1,928,083
Senior Note, 5%, 2/01/29 ........................... United States 205,000 208,137
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 486,000 541,490
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 1,115,000 1,108,425
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,475,000 1,485,808
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 745,000 730,519

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 840,000 $ 838,923
Senior Bond, 4.875%, 2/01/31 ........................ United States 221,000 220,955
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 795,000 789,125
b
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 615,000 620,076
Senior Secured Note, 144A, 6.25%, 1/15/30 ............. United States 2,360,000 2,430,219
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 706,000 717,108
Senior Note, 4.9%, 8/01/30 .......................... United States 740,000 739,946
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 992,000 1,016,917
27,587,267
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 4.95%, 6/30/32 .................... United States 1,440,000 1,459,597
Senior Note, 144A, 4.9%, 5/15/33 ..................... United States 1,180,000 1,177,968
2,637,565
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,500,000 2,475,067
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,315,000 1,304,307
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 1,475,000 1,492,695
Senior Note, 4.9%, 3/22/33 .......................... United States 1,034,000 1,041,302
3,838,304
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 2,180,000 1,943,427
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 595,000 582,661
Senior Note, 4.45%, 12/04/32 ........................ United States 370,000 366,627
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 1,015,000 1,008,363
Senior Bond, 5.7%, 3/18/56 .......................... United States 545,000 546,288
Senior Note, 4.1%, 11/05/30 ......................... United States 2,655,000 2,620,993
Senior Note, 4.6%, 3/18/33 .......................... United States 820,000 814,575
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,230,000 1,225,168
Senior Bond, 5.3%, 5/19/53 .......................... United States 1,474,000 1,366,447
Senior Note, 4.45%, 5/19/28 ......................... United States 234,000 235,116
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 295,000 311,544
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 974,000 987,401
Senior Bond, 5.2%, 9/25/35 .......................... United States 845,000 837,694
Senior Note, 2.2%, 9/02/30 .......................... United States 967,000 873,563
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 1,550,000 1,195,448
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 2,646,000 2,405,337

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Zoetis, Inc., (continued)
Senior Bond, 5%, 8/17/35 ........................... United States 2,910,000 $ 2,898,770
20,219,422
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,650,000 1,668,288
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 288,000 283,700
Senior Bond, 4.95%, 1/15/36 ......................... United States 690,000 683,481
Senior Bond, 5.7%, 1/15/56 .......................... United States 100,000 99,486
b
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 2,606,000 2,539,998
Senior Note, 5.05%, 7/12/29 ......................... United States 2,275,000 2,319,517
b
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 735,000 786,015
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 380,000 390,075
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 2,424,000 2,551,969
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 575,000 598,736
Intel Corp. ,
Senior Bond, 4.15%, 8/05/32 ......................... United States 2,075,000 1,996,472
Senior Bond, 5.3%, 5/15/36 .......................... United States 751,984 749,116
Senior Bond, 6.125%, 5/15/56 ........................ United States 462,936 459,809
Marvell Technology, Inc. ,
Senior Bond, 5.3%, 4/15/36 .......................... United States 1,395,000 1,396,299
Senior Note, 5.75%, 2/15/29 ......................... United States 400,000 412,943
Senior Note, 4.75%, 7/15/30 ......................... United States 265,000 266,271
Senior Note, 5.95%, 9/15/33 ......................... United States 368,000 388,859
15,922,746
Software 0.7%
Oracle Corp. ,
Senior Bond, 4.3%, 7/08/34 .......................... United States 923,000 821,343
Senior Bond, 5.7%, 2/04/36 .......................... United States 1,605,000 1,542,168
Senior Bond, 3.65%, 3/25/41 ......................... United States 258,000 183,177
Senior Bond, 6.7%, 2/04/56 .......................... United States 525,000 484,228
Senior Note, 4.45%, 9/26/30 ......................... United States 745,000 718,733
Senior Note, 4.95%, 2/04/31 ......................... United States 1,715,000 1,678,017
Senior Note, 4.8%, 9/26/32 .......................... United States 1,000,000 951,241
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 1,990,000 1,987,010
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 2,940,000 2,941,356
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 86,494
11,393,767
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.95%, 3/15/29 ......................... United States 925,000 911,335
Senior Bond, 3.8%, 8/15/29 .......................... United States 600,000 586,763
Senior Bond, 2.9%, 1/15/30 .......................... United States 481,000 452,897
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,670,000 1,519,183
Senior Note, 5.5%, 3/15/28 .......................... United States 225,000 229,114
Senior Note, 4.7%, 12/15/32 ......................... United States 465,000 459,406
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 505,000 499,496

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc., (continued)
Senior Bond, 3.8%, 2/15/28 .......................... United States 125,000 $ 123,325
Senior Note, 4.9%, 9/01/29 .......................... United States 3,825,000 3,844,331
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 144,000 143,605
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 760,000 725,646
9,495,101
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 325,000 296,253
Senior Bond, 4.1%, 1/15/52 .......................... United States 1,960,000 1,392,475
1,688,728
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 435,000 433,526
Senior Note, 4.85%, 10/15/31 ........................ United States 1,506,000 1,497,783
1,931,309
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 319,000 287,880
Senior Bond, 5.5%, 3/11/35 .......................... United States 824,000 828,200
Senior Note, 5.1%, 3/11/30 .......................... United States 691,000 699,586
1,815,666
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 850,000 774,527
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 3,120,000 3,058,383
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,013,000 2,056,271
Senior Note, 4.75%, 11/01/31 ........................ United States 2,460,000 2,475,631
8,364,812
Trading Companies & Distributors 0.5%
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 3,265,000 3,380,469
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,920,000 1,952,033
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 770,000 775,862
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 805,000 820,523
6,928,887
Water Utilities 0.1%
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 1,035,000 1,019,904
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 740,000 746,366
Senior Note, 3.8%, 3/15/32 .......................... Canada 2,653,000 2,479,614
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 790,000 815,480
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,570,000 1,603,378
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 497,000 499,446

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Bond, 4.95%, 11/15/35 ........................ United States 1,940,000 $ 1,895,885
Senior Bond, 5%, 2/15/36 ........................... United States 1,390,000 1,360,731
Senior Note, 2.05%, 2/15/28 ......................... United States 595,000 571,333
Senior Note, 3.375%, 4/15/29 ........................ United States 460,000 446,513
Senior Note, 5.125%, 5/15/32 ........................ United States 1,410,000 1,427,233
Senior Note, 6.7%, 12/15/33 ......................... United States 1,050,000 1,152,521
12,998,500
Total Corporate Bonds (Cost $445,643,016) ...................................
447,820,236
Foreign Government and Agency Securities 0.1%
b,c
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 900,000 1,049,797
Total Foreign Government and Agency Securities (Cost $1,049,716) .............
1,049,797
U.S. Government and Agency Securities 34.6%
U.S. Treasury Bonds ,
4.375%, 11/15/39 ................................. United States 27,070,000 26,230,407
4.25%, 11/15/40 .................................. United States 1,570,000 1,485,919
3.375%, 8/15/42 .................................. United States 5,220,000 4,330,765
5%, 5/15/45 ..................................... United States 3,870,000 3,886,327
4.625%, 2/15/46 .................................. United States 68,810,000 65,718,926
1.875%, 11/15/51 ................................. United States 23,870,000 12,947,610
e
2.875%, 5/15/52 .................................. United States 80,230,000 54,940,313
3%, 8/15/52 ..................................... United States 11,530,000 8,094,420
4.75%, 8/15/55 ................................... United States 15,660,000 15,067,856
4.625%, 11/15/55 ................................. United States 11,110,000 10,478,987
U.S. Treasury Notes ,
1.875%, 2/28/29 .................................. United States 1,520,000 1,437,795
3.5%, 3/15/29 .................................... United States 104,580,000 103,440,241
3.25%, 6/30/29 ................................... United States 56,230,000 55,118,579
3.125%, 8/31/29 .................................. United States 5,080,000 4,951,810
3.625%, 12/31/30 ................................. United States 30,740,000 30,239,274
3.5%, 2/28/31 .................................... United States 68,730,000 67,199,684
4.125%, 2/29/32 .................................. United States 5,290,000 5,292,480
4%, 2/15/34 ..................................... United States 2,750,000 2,701,821
4.25%, 11/15/34 .................................. United States 1,100,000 1,094,629
4.625%, 2/15/35 .................................. United States 69,140,000 70,601,123
Total U.S. Government and Agency Securities (Cost $555,570,171) ..............
545,258,966
Asset-Backed Securities 8.1%
Automobiles 0.0%
†
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2A , 4.51% ,
1/20/28 . ......................................... United States 550,486 551,292
Banks 0.0%
†
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 500,000 500,114
Capital Markets 0.2%
b,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 3,200,000 3,209,728

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 1.1%
Capital One Prime Auto Receivables Trust ,
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 86,882 $ 86,912
2025-1, A3, 3.85%, 7/15/30 .......................... United States 2,013,000 2,000,016
GM Financial Consumer Automobile Receivables Trust , 2023-3 ,
A3 , 5.45% , 6/16/28 . ................................ United States 744,848 748,843
Harley-Davidson Motorcycle Trust , 2023-B , A3 , 5.69% , 8/15/28 .
United States 386,654 389,315
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 697,362 700,720
f
2025-C, A2B, FRN, 3.99%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 4,607,646 4,606,787
f
2026-A, A2B, FRN, 3.98%, ( 30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 4,540,000 4,538,120
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 97,190 97,433
2023-C, A3, 5.16%, 4/17/28 .......................... United States 230,228 231,241
f
2025-D, A2B, FRN, 3.96%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 1,743,351 1,743,917
2026-A, A3, 3.86%, 9/16/30 .......................... United States 1,011,000 1,005,089
World Omni Auto Receivables Trust ,
2024-A, A3, 4.86%, 3/15/29 .......................... United States 320,582 322,069
2026-A, A3, 3.86%, 5/15/31 .......................... United States 1,579,000 1,568,804
18,039,266
a a a a a a
Financial Services 6.8%
b,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 450,000 451,382
b,f
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.445% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 516,422 519,299
b,f
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.855% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 5,650,000 5,656,542
b,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 500,000 500,495
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 1,075,000 1,088,713
b,f
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.807% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 1,990,080 1,992,233
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 188,878 192,577
b,f
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 5.01% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 2,750,000 2,751,312
b,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 700,000 702,183
b,f
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 250,000 250,344
BMW Vehicle Owner Trust , 2023-A , A3 , 5.47% , 2/25/28 . ......
United States 123,233 123,821
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 545,401 549,229
b
BRAVO Residential Funding Trust ,
2024-CES1, A1A, 144A, 6.377%, 4/25/54 ................ United States 1,580,002 1,594,520
f
2025-HE1, A1, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 9/25/72 ................................... United States 1,308,456 1,312,170
b,f
Carlyle US CLO Ltd. , 2021-11A , A1R , 144A, FRN , 5.077% ,
( 3-month SOFR + 1.41% ), 7/25/37 . .................... United States 1,250,000 1,251,496
CarMax Auto Owner Trust ,
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 901,000 899,741
2026-1, A3, 4.04%, 3/17/31 .......................... United States 721,000 717,919
2026-2, A3, 4.22%, 6/16/31 .......................... United States 850,000 850,558

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 1,540,000 $ 1,541,248
b
Chase Auto Owner Trust ,
2022-AA, A4, 144A, 3.99%, 3/27/28 .................... United States 105,052 105,037
2025-1A, A3, 144A, 4.29%, 6/25/30 .................... United States 1,352,000 1,354,239
b,f
CIFC Funding Ltd. ,
2020-1A, A1R, 144A, FRN, 5.085%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 2,720,000 2,724,998
2021-4A, AR, 144A, FRN, 5.026%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 500,000 501,324
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 1,863,755 1,870,984
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 2,072,000 2,071,437
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 3,370,000 3,312,698
b,f
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 500,000 500,904
b,f
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.032% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 2,510,000 2,516,781
b,f
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 500,000 500,874
b,f
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 500,000 500,368
b,f
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.125% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 3,025,000 3,036,831
b,f
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.052% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 750,000 752,031
b,f
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 1,000,000 998,015
b,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 850,000 852,248
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 770,863 770,962
g
2025-HE3, A, 144A, FRN, 5.56%, 5/25/55 ............... United States 288,853 290,807
g
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 290,526 291,422
f
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 3.94% , ( 30-day
SOFR Average + 0.3% ), 6/15/28 . ...................... United States 501,361 501,226
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 1,868,000 1,903,588
b,f
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.755% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 7,500,000 7,504,923
b,f
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.143% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 3,152,000 3,161,618
Honda Auto Receivables Owner Trust ,
2023-3, A3, 5.41%, 2/18/28 .......................... United States 576,304 579,202
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 3,799,000 3,800,866
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 2,555,000 2,550,141
b
J.P. Morgan Mortgage Trust ,
f
2023-HE1, A1, 144A, FRN, 5.39%, ( 30-day SOFR Average +
1.75%), 11/25/53 .................................. United States 116,043 116,250
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 399,664 401,677
f
2024-HE3, A1, 144A, FRN, 4.84%, (30-day SOFR Average +
1.2%), 2/25/55 .................................... United States 460,087 460,119
f
2026-HE1, A1, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 378,000 379,241
b,f
KKR CLO 43 Ltd. , 2022-43A , A1R2 , 144A, FRN , 4.771% ,
( 3-month SOFR + 1.1% ), 4/15/38 . ..................... Jersey 300,000 299,283

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.993% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 2,275,000 $ 2,279,240
b,f
LCM 39 Ltd. , 39A , A2R2 , 144A, FRN , 4.973% , ( 3-month SOFR +
1.3% ), 10/15/34 . .................................. Jersey 1,000,000 999,959
b
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 870,201 871,509
b,f
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.04% , ( 3-month SOFR + 1.36% ), 7/16/37 . ............... United States 1,180,000 1,183,121
b,f
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.225% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,918
b,f
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A2R ,
144A, FRN , 5.117% , ( 3-month SOFR + 1.45% ), 4/25/36 . .... United States 400,000 400,534
b,f
Neuberger Berman Loan Advisers CLO 51 Ltd. ,
2022-51A, AR2, 144A, FRN, 4.666%, (3-month SOFR + 1%),
10/23/36 ........................................ Jersey 1,200,000 1,197,517
2022-51A, BR2, 144A, FRN, 5.066%, (3-month SOFR + 1.4%),
10/23/36 ........................................ Jersey 2,850,000 2,857,546
b,f
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.185%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 500,000 501,738
2021-1A, A1R, 144A, FRN, 5.023%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 938,000 939,745
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 561,000 564,243
b,f
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.135% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 2,043,000 2,049,234
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 576,496 571,085
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,144,000 1,122,069
b,f
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.104% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 553,164 553,230
b,f
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.055% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 1,000,000 1,001,590
b,f
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.217% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 600,000 601,999
b,f
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 500,000 500,237
b,f
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 781,478 781,494
b,f
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 8,400,000 8,406,664
b
Towd Point Mortgage Trust ,
2024-CES4, A1, 144A, 5.122%, 9/25/64 ................. United States 269,894 269,554
f
2025-HE1, A1A, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 670,661 672,650
b,f
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.784% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,900,000 2,903,124
b,f
Trinitas CLO XVII Ltd. , 2021-17A , B1R , 144A, FRN , 5.325% ,
( 3-month SOFR + 1.65% ), 10/20/34 . ................... United States 3,000,000 3,009,360
b,f
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.115% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 138,282 138,285
b,f
Venture XXVII CLO Ltd. , 2017-27A , BR , 144A, FRN , 5.537% ,
( 3-month SOFR + 1.862% ), 7/20/30 . ................... United States 159,668 159,889
b,f
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.325% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 800,000 802,993
b,f
Wind River CLO Ltd. , 2021-1A , A2R , 144A, FRN , 5.375% ,
( 3-month SOFR + 1.7% ), 7/20/37 . ..................... United States 350,000 351,240
b,f
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 750,000 752,269

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 1,560,000 $ 1,561,623
105,805,535
a a a a a a
Total Asset-Backed Securities (Cost $128,168,847) ............................
128,105,935
Commercial Mortgage-Backed Securities 5.3%
Financial Services 5.3%
b,g
1301 Trust , 2025-1301 , A , 144A, FRN , 5.227% , 8/11/42 ....... United States 1,878,000 1,888,087
b,f
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.89% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 229,881 230,229
g
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 1,185,048 1,173,591
BANK ,
g,h
2017-BNK9, XA, IO, FRN, 0.847%, 11/15/54 ............. United States 29,674,004 261,048
g,h
2018-BN10, XA, IO, FRN, 0.827%, 2/15/61 .............. United States 37,103,057 353,663
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 1,209,000 1,176,003
BANK5 Trust ,
g,h
2024-5YR10, XA, IO, FRN, 1.4%, 10/15/57 .............. United States 17,488,023 616,236
g,h
2024-5YR12, XA, IO, FRN, 0.694%, 12/15/57 ............. United States 113,232,135 1,842,610
2026-5YR20, AS, 5.336%, 2/15/59 ..................... United States 899,000 910,545
Barclays Commercial Mortgage Trust ,
2019-C3, A2, 3.438%, 5/15/52 ........................ United States 565,635 556,243
2019-C5, C, 3.71%, 11/15/52 ......................... United States 3,072,000 2,784,583
g
BBCMS Mortgage Trust ,
2023-C21, A3, FRN, 6.506%, 9/15/56 ................... United States 1,014,000 1,058,836
h
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............... United States 28,012,563 1,305,102
h
2024-5C31, XA, IO, FRN, 1.281%, 12/15/57 .............. United States 15,163,628 510,625
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................. United States 1,752,000 1,771,274
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 3,053,609 2,937,442
2019-B14, A2, 2.915%, 12/15/62 ...................... United States 984,204 958,631
2019-B15, A2, 2.914%, 12/15/72 ...................... United States 2,041,948 2,003,805
2020-B17, A2, 2.211%, 3/15/53 ....................... United States 1,460,969 1,387,869
2020-B19, AS, 2.148%, 9/15/53 ....................... United States 1,741,000 1,471,305
2026-V20, AM, 5.436%, 2/15/59 ....................... United States 1,760,000 1,786,346
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 2,836,000 2,888,483
g,h
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 13,698,354 842,987
g,h
BMO Mortgage Trust , 2024-5C8 , XA , IO, FRN , 1.239% , 12/15/57 United States 18,564,822 620,800
b,f
BX Commercial Mortgage Trust , 2026-CSMO , A , 144A, FRN ,
5.055% , ( 1-month SOFR + 1.4% ), 2/15/43 ............... United States 2,236,000 2,240,667
b
BX Trust ,
g
2025-ARIA, A, 144A, FRN, 5.199%, 12/13/42 ............. United States 2,046,000 2,061,786
g
2025-ARIA, B, 144A, FRN, 5.35%, 12/13/42 .............. United States 1,574,000 1,578,883
f
2025-VOLT, A, 144A, FRN, 5.355%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 851,000 851,948
g,h
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO,
FRN , 0.791% , 1/15/53 .............................. United States 8,104,156 164,165
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 1,350,000 1,334,293
g,h
CFCRE Commercial Mortgage Trust , 2016-C4 , XA , IO, FRN ,
1.044% , 5/10/58 ................................... United States 497,415 13
g
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,136,000 1,113,118
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 1,960,000 1,946,728

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Citigroup Commercial Mortgage Trust, (continued)
g
2016-P6, A5, FRN, 3.72%, 12/10/49 .................... United States 423,000 $ 418,862
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 993,911 938,211
COMM Mortgage Trust ,
g
2014-CR14, B, FRN, 3.246%, 2/10/47 .................. United States 306,875 303,519
g
2014-CR17, C, FRN, 4.942%, 5/10/47 .................. United States 989,000 935,313
2014-UBS4, AM, 3.968%, 8/10/47 ..................... United States 464,197 459,705
g,h
2014-UBS4, XA, IO, FRN, 0.902%, 8/10/47 .............. United States 506,571 53
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 934,880 920,774
g
2015-LC19, C, FRN, 4.567%, 2/10/48 .................. United States 303,963 296,567
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 178,819 178,290
2017-CX10, A3, 3.398%, 11/15/50 ..................... United States 750,471 749,443
g
2019-C17, C, FRN, 3.934%, 9/15/52 ................... United States 213,000 170,962
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 1,201,807 1,146,642
g
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 651,000 639,711
b,g
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.712% , 11/10/42 .................................. United States 1,846,000 1,818,529
b,g
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.535% ,
8/10/44 ......................................... United States 1,046,710 1,023,782
GS Mortgage Securities Trust ,
g
2016-GS2, B, FRN, 3.759%, 5/10/49 ................... United States 544,000 524,326
g,h
2019-GC38, XA, IO, FRN, 1.168%, 2/10/52 .............. United States 34,103,666 806,115
2019-GC42, A2, 2.933%, 9/10/52 ...................... United States 1,754,327 1,685,282
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,g
2007-CB20, E, 144A, FRN, 7.608%, 2/12/51 ............. United States 7,309 10,323
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 1,400,000 1,357,773
g
JPMBB Commercial Mortgage Securities Trust ,
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 1,113,057 1,100,115
h
2014-C24, XA, IO, FRN, 0.849%, 11/15/47 ............... United States 4,509,038 105
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 ,
3.15% , 6/13/52 ................................... United States 59,258 59,075
JPMDB Commercial Mortgage Securities Trust ,
g
2018-C8, C, FRN, 4.913%, 6/15/51 .................... United States 358,000 329,175
2019-COR6, A2, 2.946%, 11/13/52 ..................... United States 2,435,627 2,375,425
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,537,000 1,525,765
b,g
MAD Commercial Mortgage Trust ,
2025-11MD, A, 144A, FRN, 4.912%, 10/15/42 ............ United States 1,790,000 1,783,449
2025-11MD, C, 144A, FRN, 5.818%, 10/15/42 ............ United States 2,181,000 2,199,658
2025-11MD, D, 144A, FRN, 6.571%, 10/15/42 ............ United States 750,000 759,618
g
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.819%, 8/15/45 ............... United States 106,602 106,142
2013-C10, B, FRN, 4.082%, 7/15/46 ................... United States 1,292,464 1,229,786
b
2013-C10, F, 144A, FRN, 4.082%, 7/15/46 ............... United States 1,661,000 270,658
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 506,000 462,863
2015-C22, C, FRN, 4.104%, 4/15/48 ................... United States 910,000 773,504
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 983,000 966,277
Morgan Stanley Capital I Trust ,
2016-BNK2, A4, 3.049%, 11/15/49 ..................... United States 875,000 864,041
g,h
2016-UB12, XA, IO, FRN, 0.759%, 12/15/49 ............. United States 19,100,187 8,925
g
2018-L1, C, FRN, 4.926%, 10/15/51 .................... United States 1,150,056 1,049,833
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 1,554,000 1,439,415
b,f
SDR Commercial Mortgage Trust , 2024-DSNY , A , 144A, FRN ,
5.046% , ( 1-month SOFR + 1.392% ), 5/15/39 ............. United States 1,485,000 1,487,352

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.855% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 1,900,000 $ 1,899,952
UBS Commercial Mortgage Trust ,
2017-C1, AS, 3.724%, 6/15/50 ........................ United States 472,000 463,742
g,h
2017-C7, XA, IO, FRN, 1.115%, 12/15/50 ................ United States 11,764,098 148,150
2018-C10, A4, 4.313%, 5/15/51 ....................... United States 366,000 363,355
2018-C14, A4, 4.448%, 12/15/51 ...................... United States 681,000 677,663
g,h
2018-C8, XA, IO, FRN, 0.963%, 2/15/51 ................. United States 25,202,600 292,718
g
2019-C16, B, FRN, 4.32%, 4/15/52 .................... United States 727,000 673,879
g,h
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 21,857 21
Wells Fargo Commercial Mortgage Trust ,
2017-C39, B, 4.025%, 9/15/50 ........................ United States 1,077,000 1,038,214
2017-RC1, AS, 3.844%, 1/15/60 ....................... United States 762,000 754,670
g,h
2018-C43, XA, IO, FRN, 0.718%, 3/15/51 ................ United States 26,602,631 242,297
2019-C50, AS, 4.021%, 5/15/52 ....................... United States 427,000 412,896
2019-C52, A5, 2.892%, 8/15/52 ....................... United States 261,000 246,633
g,h
2024-5C2, XA, IO, FRN, 0.743%, 11/15/57 ............... United States 40,422,197 693,269
g,h
2025-5C3, XA, IO, FRN, 1.044%, 1/15/58 ................ United States 15,337,128 420,385
b,g
WFRBS Commercial Mortgage Trust , 2011-C4 , D , 144A, FRN ,
5.15% , 6/15/44 ................................... United States 229,091 225,888
84,357,039
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $85,215,637) ..............
84,357,039
Mortgage-Backed Securities 27.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Pool, 15 Year, 2%, 9/01/35 ...................... United States 521,198 479,746
FHLMC Pool, 30 Year, 2%, 3/01/51 - 1/01/52 ............... United States 3,555,059 2,867,874
FHLMC Pool, 30 Year, 2.5%, 10/01/50 - 4/01/52 ............ United States 5,857,460 5,025,130
FHLMC Pool, 30 Year, 3%, 8/01/50 - 3/01/52 ............... United States 2,190,620 1,951,051
FHLMC Pool, 30 Year, 3.5%, 7/01/52 ..................... United States 8,229,558 7,516,604
FHLMC Pool, 30 Year, 4%, 4/01/52 ...................... United States 727,920 686,453
FHLMC Pool, 30 Year, 4.5%, 2/01/53 ..................... United States 263,630 255,231
FHLMC Pool, 30 Year, 5.5%, 7/01/49 - 11/01/53 ............ United States 3,411,718 3,470,098
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 911,500 942,815
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 27,217 28,242
23,223,244
Federal National Mortgage Association (FNMA) Fixed Rate 20.9%
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 2,139,513 1,966,502
FNMA, 30 Year, 2%, 9/01/50 - 3/01/52 .................... United States 9,136,897 7,411,312
FNMA, 30 Year, 2.5%, 3/01/51 - 3/01/52 .................. United States 2,092,799 1,794,733
FNMA, 30 Year, 3%, 9/01/50 - 4/01/51 .................... United States 1,592,915 1,413,489
FNMA, 30 Year, 3.5%, 7/01/50 - 4/01/52 .................. United States 4,446,210 4,084,496
FNMA, 30 Year, 4%, 5/01/52 - 5/01/53 .................... United States 2,395,143 2,265,344
FNMA, 30 Year, 4.5%, 1/01/53 - 5/01/53 .................. United States 2,353,140 2,282,884
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 60,424 60,597
FNMA, 30 Year, 5.5%, 4/01/50 - 9/01/53 .................. United States 1,548,486 1,580,955
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 6,296,796 6,415,282
FNMA, 30 Year, 6%, 4/01/53 - 10/01/53 ................... United States 2,348,891 2,435,991
FNMA, 30 Year, 6.5%, 4/01/53 - 7/01/54 .................. United States 1,235,983 1,290,141
i
Uniform Mortgage-Backed Securities, 1.5%, TBA, 5/25/41 ..... United States 5,500,000 4,935,220
i
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/41 ...... United States 7,500,000 6,879,846
i
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/56 ...... United States 56,500,000 45,220,468
i
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/41 ..... United States 2,500,000 2,353,427

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
i
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/56 ..... United States 50,000,000 $ 41,875,767
i
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/56 ...... United States 19,500,000 17,074,298
i
Uniform Mortgage-Backed Securities, 3.5%, TBA, 5/25/56 ..... United States 6,000,000 5,462,224
i
Uniform Mortgage-Backed Securities, 4%, TBA, 5/25/56 ...... United States 13,500,000 12,662,053
i
Uniform Mortgage-Backed Securities, 4.5%, TBA, 5/25/41 ..... United States 500,000 496,153
i
Uniform Mortgage-Backed Securities, 4.5%, TBA, 5/25/56 ..... United States 27,500,000 26,456,102
i
Uniform Mortgage-Backed Securities, 5%, TBA, 5/25/41 ...... United States 3,500,000 3,525,902
i
Uniform Mortgage-Backed Securities, 5%, TBA, 5/25/56 ...... United States 28,960,000 28,535,001
i
Uniform Mortgage-Backed Securities, 5.5%, TBA, 5/25/56 ..... United States 13,840,000 13,911,008
i
Uniform Mortgage-Backed Securities, 6%, TBA, 5/25/56 ...... United States 36,000,000 36,755,596
i
Uniform Mortgage-Backed Securities, 6.5%, TBA, 5/25/56 ..... United States 49,000,000 50,843,659
329,988,450
Government National Mortgage Association (GNMA) Fixed Rate 5.1%
GNMA II, 30 Year, 3%, 6/20/50 - 4/20/52 .................. United States 845,234 756,223
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 762,104 783,635
i
GNMA II, Single-family, 30 Year, 2%, 5/15/56 ............... United States 12,500,000 10,287,732
i
GNMA II, Single-family, 30 Year, 2.5%, 5/15/56 ............. United States 19,500,000 16,706,315
GNMA II, Single-family, 30 Year, 3%, 7/20/50 - 1/20/54 ....... United States 4,756,695 4,253,445
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 66,985 59,906
i
GNMA II, Single-family, 30 Year, 3.5%, 5/15/56 ............. United States 6,960,000 6,292,547
GNMA II, Single-family, 30 Year, 4%, 6/20/49 - 1/20/51 ....... United States 3,702,957 3,518,547
i
GNMA II, Single-family, 30 Year, 4%, 5/15/56 ............... United States 1,000,000 933,223
GNMA II, Single-family, 30 Year, 4.5%, 11/20/54 - 12/20/54 .... United States 5,577,912 5,393,106
i
GNMA II, Single-family, 30 Year, 4.5%, 5/15/56 ............. United States 1,000,000 964,531
GNMA II, Single-family, 30 Year, 5%, 5/20/49 - 8/20/53 ....... United States 810,180 809,383
i
GNMA II, Single-family, 30 Year, 5%, 5/15/56 ............... United States 8,500,000 8,427,542
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 - 7/20/53 ...... United States 1,254,350 1,281,712
i
GNMA II, Single-family, 30 Year, 5.5%, 5/15/56 ............. United States 13,420,000 13,516,402
GNMA II, Single-family, 30 Year, 6%, 2/20/53 - 7/20/54 ....... United States 3,780,915 3,923,736
GNMA II, Single-family, 30 Year, 6.5%, 9/20/53 - 11/20/53 ..... United States 2,129,563 2,250,354
80,158,339
Total Mortgage-Backed Securities (Cost $433,518,363) .........................
433,370,033
Residential Mortgage-Backed Securities 6.0%
Financial Services 6.0%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 702,007 700,408
2023-NQM3, A1, 144A, 6.733%, 7/25/68 ................ United States 1,016,712 1,019,601
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 2,988,340 3,014,538
2024-NQM3, A1, 144A, 6.451%, 7/25/69 ................ United States 2,790,815 2,826,266
g
Alternative Loan Trust , 2006-OA7 , 1A1 , FRN , 3.021% , 6/25/46 . United States 301,818 283,074
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 588,053 588,349
b,g
Arroyo Mortgage Trust , 2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 United States 74,014 72,632
b
BRAVO Residential Funding Trust ,
2023-NQM5, A1, 144A, 6.505%, 6/25/63 ................ United States 501,049 501,518
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 553,798 555,236
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,203,585 1,212,224
2024-NQM3, A1, 144A, 6.191%, 3/25/64 ................ United States 1,645,099 1,657,618
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 601,404 605,545
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 425,000 426,771
b,f
Chase Home Lending Mortgage Trust ,
2024-10, A11, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 10/25/55 .................................. United States 2,647,126 2,654,194
2025-10, A11, 144A, FRN, 4.945%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 500,499 501,886

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
Chase Home Lending Mortgage Trust, (continued)
2025-3, A11, 144A, FRN, 4.945%, (30-day SOFR Average +
1.3%), 2/25/56 .................................... United States 680,716 $ 680,145
2025-7, A11, 144A, FRN, 5.045%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 431,579 433,238
2026-1, A11, 144A, FRN, 4.745%, ( 30-day SOFR Average +
1.1%), 11/25/56 ................................... United States 4,256,225 4,229,769
b,g
CIM Trust , 2023-R4 , A1 , 144A, FRN , 5% , 5/25/62 ........... United States 358,351 356,516
b,f
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 4.945% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 666,428 668,710
b
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 2,551,090 2,565,205
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 2,467,693 2,490,880
2024-H5, A1, 144A, 5.854%, 8/26/69 ................... United States 643,804 648,548
b,f
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.845% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,189,798 1,192,859
f
FHLMC STACR Debt Notes , 2017-DNA3 , M2B , FRN , 6.26% , ( 30-
day SOFR Average + 2.614% ), 3/25/30 ................. United States 273,792 278,547
b,f
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.295%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 67,801 67,977
2021-DNA6, M2, 144A, FRN, 5.145%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 543,952 545,226
2021-DNA7, M1, 144A, FRN, 4.495%, (30-day SOFR Average
+ 0.85%), 11/25/41 ................................. United States 26,644 26,629
2021-DNA7, M2, 144A, FRN, 5.445%, ( 30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 4,286,351 4,307,630
2022-DNA2, M1A, 144A, FRN, 4.945%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 22,660 22,669
2022-DNA3, M1B, 144A, FRN, 6.545%, ( 30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 16,000 16,281
2022-DNA5, M1A, 144A, FRN, 6.595%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 156,713 158,642
2022-DNA6, M1A, 144A, FRN, 5.795%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 157,327 157,682
2022-DNA6, M1B, 144A, FRN, 7.345%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 42,000 43,431
2022-HQA1, M1A, 144A, FRN, 5.745%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 952 952
2023-DNA1, M1A, 144A, FRN, 5.746%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 267,154 270,323
2023-HQA2, M1A, 144A, FRN, 5.645%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 32,086 32,119
2023-HQA3, A1, 144A, FRN, 5.495%, ( 30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 174,880 175,965
2023-HQA3, M1, 144A, FRN, 5.495%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 19,348 19,460
2024-DNA1, A1, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 186,720 187,603
2024-DNA2, A1, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 166,842 167,591
2024-DNA2, M2, 144A, FRN, 5.345%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 38,000 38,226
2025-DNA1, A1, 144A, FRN, 4.595%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 333,200 333,564
2025-DNA2, A1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 272,013 273,036

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
FHLMC STACR REMIC Trust, (continued)
2025-DNA3, M1, 144A, FRN, 4.745%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,290,199 $ 1,290,835
2025-DNA4, M1, 144A, FRN, 4.745%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 938,430 939,310
b,f
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 5.81% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 2,927 2,969
f
FNMA Connecticut Avenue Securities Trust ,
2016-C07, 2M2, FRN, 8.11%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 226,503 230,192
2017-C07, 2M2, FRN, 6.26%, ( 30-day SOFR Average +
2.614%), 5/25/30 .................................. United States 10,980 11,191
2018-C02, 2M2, FRN, 5.96%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 28,557 28,933
b
2021-R01, 1M2, 144A, FRN, 5.195%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 33,217 33,264
b
2021-R03, 1M2, 144A, FRN, 5.295%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 576,970 579,302
b
2022-R03, 1M2, 144A, FRN, 7.145%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 390,000 398,535
b
2022-R04, 1M2, 144A, FRN, 6.745%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 390,000 396,728
b
2022-R05, 2M1, 144A, FRN, 5.545%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 69,987 70,010
b
2022-R09, 2M1, 144A, FRN, 6.145%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 33,487 33,752
b
2023-R03, 2M1, 144A, FRN, 6.145%, (30-day SOFR Average +
2.5%), 4/25/43 .................................... United States 1,151,397 1,159,351
b
2023-R06, 1M1, 144A, FRN, 5.345%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 160,423 160,805
b
2023-R07, 2M1, 144A, FRN, 5.595%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 24,546 24,595
b
2024-R02, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 4,782 4,783
b
2024-R03, 2M1, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 27,401 27,405
b
2024-R04, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 31,337 31,340
b
2024-R06, 1A1, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 128,084 128,533
b
2025-R01, 1A1, 144A, FRN, 4.595%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 310,861 311,180
b
2025-R01, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 179,656 179,727
b
2025-R02, 1A1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 459,045 459,949
b
2025-R02, 1M1, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 630,369 630,763
b
2025-R03, 2A1, 144A, FRN, 5.095%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 703,210 707,340
b
2025-R04, 1A1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 422,982 423,697
b
2025-R04, 1M1, 144A, FRN, 4.845%, ( 30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 867,552 868,483
b
2025-R06, 1A1, 144A, FRN, 4.545%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 1,404,347 1,405,891
b
2026-R01, 2A1, 144A, FRN, 4.495%, ( 30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 2,864,931 2,865,849

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2026-R01, 2M1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 3,079,847 $ 3,081,780
b
2026-R02, 1M1, 144A, FRN, 4.695%, ( 30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 1,741,354 1,742,402
b
2026-R03, 2A1, 144A, FRN, 4.74%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 2,602,000 2,620,730
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 236,905 232,001
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 2,157,003 2,171,771
b
J.P. Morgan Mortgage Trust ,
f
2024-10, A11, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 1,396,770 1,398,363
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 330,289 332,553
f
2025-1, A11, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 849,309 848,371
b,g
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 670,000 673,400
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 846,798 851,196
b,f
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3, AF, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 1,735,207 1,739,451
2026-INV1, A9, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 2/25/61 ................................... United States 4,918,391 4,925,814
b
OBX Trust ,
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 289,481 290,935
f
2025-J2, AF, 144A, FRN, 4.945%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 622,082 624,254
f
2025-NQM14, A1F, 144A, FRN, 4.845%, (30-day SOFR
Average + 1.2%), 7/25/65 ............................ United States 825,249 827,343
b,g
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 127,874 125,577
b
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 912,966 910,894
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 282,594 285,453
b,f
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.145% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 899,547 904,373
f
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.199% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 533,878 482,245
b,g
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 366,554 362,002
b,f
Sequoia Mortgage Trust , 2026-2 , A26F , 144A, FRN , 4.795% , ( 30-
day SOFR Average + 1.15% ), 3/25/56 .................. United States 2,896,267 2,886,450
b,f
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 3,921,000 3,923,460
2025-3, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,030,000 4,047,700
2025-7, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 4,495,000 4,520,265
b,f
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.645% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 551,902 551,717
b
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 474,042 476,117
2023-INV2, A1, 144A, 6.443%, 8/25/68 ................. United States 1,575,156 1,576,670
2024-2, A1, 144A, 6.095%, 2/25/69 .................... United States 165,430 166,510
2024-5, A1, 144A, 6.192%, 6/25/69 .................... United States 390,742 394,597

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Verus Securitization Trust, (continued)
f
2026-2, A1F, 144A, FRN, 4.795%, ( 30-day SOFR Average +
1.15%), 2/25/71 ................................... United States 1,032,617 $ 1,033,186
95,421,575
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $95,197,205) ...............
95,421,575
Agency Commercial Mortgage-Backed Securities 3.0%
Financial Services 3.0%
f
FHLMC ,
413, F23, FRN, 4.695%, (30-day SOFR Average + 1.05%),
5/25/54 ......................................... United States 2,092,838 2,108,374
5387, DF, FRN, 4.845%, ( 30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 2,006,295 2,028,484
5391, FC, FRN, 4.745%, (30-day SOFR Average + 1.1%),
3/25/54 ......................................... United States 894,530 902,846
5393, FA, FRN, 4.845%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 2,136,716 2,160,337
5396, FG, FRN, 4.645%, (30-day SOFR Average + 1%),
4/25/54 ......................................... United States 1,205,795 1,213,218
5440, FH, FRN, 4.745%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 2,786,947 2,811,233
5446, DF, FRN, 4.795%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 2,016,072 2,036,127
5466, FG, FRN, 4.595%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 9,229,558 9,274,625
5471, FD, FRN, 4.495%, (30-day SOFR Average + 0.85%),
11/25/54 ........................................ United States 1,026,946 1,031,614
g,h
FHLMC, Multi-family Structured Pass-Through Certificates , K743 ,
X1 , IO, FRN , 1.003% , 5/25/28 ........................ United States 10,019,542 161,307
f
FNMA ,
2024-77, DF, FRN, 4.845%, ( 30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 1,586,320 1,606,057
2024-82, FE, FRN, 4.595%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 1,919,076 1,928,472
2024-89, FA, FRN, 4.845%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 3,641,955 3,682,183
2024-93, FD, FRN, 4.695%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 2,558,037 2,577,027
2024-98, FA, FRN, 4.795%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 1,914,097 1,932,910
2025-25, FB, FRN, 4.595%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 1,599,781 1,608,200
2025-41, FA, FRN, 4.795%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 2,404,561 2,431,133
GNMA ,
g,h
2020-190, IO, FRN, 1.051%, 11/16/62 .................. United States 5,226,468 392,229
g,h
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 5,576,974 429,963
f
2024-78, QF, FRN, 4.74%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 5,420,122 5,457,857
f
2025-169, FC, FRN, 4.64%, ( 30-day SOFR Average + 1%),
10/20/55 ........................................ United States 1,396,851 1,406,166
47,180,362
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $46,806,447) .......
47,180,362

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.9%
California 0.4%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 1,625,000 $ 1,522,281
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 735,000 630,441
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 450,000 386,954
County of Fresno , Revenue , 2004 A , NATL Insured , 4.71%,
8/15/32 ......................................... United States 965,000 722,370
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 1,410,000 1,343,351
State of California , GO , 4.35% , 11/01/32 ..................
United States 2,015,000 2,012,709
6,618,106
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 1,450,000 1,516,599
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 345,000 344,978
Illinois 0.1%
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 1,350,000 1,365,692
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 300,000 328,732
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 1,085,000 1,063,746
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 890,000 743,871
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 1,045,000 1,049,327
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 1,635,000 1,611,274
2,660,601
Total Municipal Bonds (Cost $14,888,038) ....................................
14,642,325
Total Long Term Investments (Cost $1,833,778,322) ...........................
1,825,078,048
a
Short Term Investments 7.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 3.9%
b,j
Agree LP , 144A, 4.14% , 5/01/26 ........................ United States 9,020,000 9,018,963
b,j
AutoNation, Inc. , 144A, 4.05% , 5/01/26 ................... United States 14,580,000 14,578,360
b,j
AvalonBay Communities, Inc. , 144A, 3.97% , 5/12/26 ......... United States 5,530,000 5,522,690
b,j
Energy Transfer LP , 144A, 3.99% , 5/01/26 ................. United States 9,360,000 9,358,962
b,j
Essex Portfolio LP , 144A, 4.01% , 5/05/26 ................. United States 3,885,000 3,882,839
b,j
Intercontinental Exchange, Inc. ,
144A, 4.1%, 5/13/26 ................................. United States 3,040,000 3,035,500

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,j
Intercontinental Exchange, Inc., (continued)
144A, 4.06%, 5/26/26 ................................ United States 2,290,000 $ 2,283,301
5,318,801
b,j
Mid-America Apartments LP , 144A, 3.97% , 5/14/26 .......... United States 3,370,000 3,364,805
b,j
Plains All American Pipeline LP , 144A, 3.94% , 5/01/26 ........ United States 2,285,000 2,284,750
b,j
Targa Resources Corp. , 144A, 4.03% , 5/01/26 ............. United States 4,735,000 4,734,469
b,j
Vulcan Materials Co. , 144A, 3.96% , 5/01/26 ............... United States 4,150,000 4,149,543
Total Commercial Papers (Cost $62,221,070) .................................
62,214,182
Shares
Management Investment Companies 4.0%
a,k
Putnam Short Term Investment Fund, Class P, 3.843% ....... United States 62,996,214 62,996,214
Total Management Investment Companies (Cost $62,996,214) ..................
62,996,214
Total Short Term Investments (Cost $125,217,284 ) .............................
125,210,396
a
Total Investments (Cost $1,958,995,606) 123.5% ..............................
$1,950,288,444
TBA Sale Commitments (0.5)% ..............................................
(8,207,021)
Other Assets, less Liabilities (23.0)% ........................................
(363,852,812)
Net Assets 100.0% .........................................................
$1,578,228,611
a a a
Principal
Amount
*
l
TBA Sale Commitments (0.5)%
Mortgage-Backed Securities (0.5)%
Government National Mortgage Association (GNMA) Fixed Rate (0.5)%
GNMA II, Single-family, 30 Year ,
6%, 5/15/56 ...................................... United States (6,000,000) (6,117,684)
6.5%, 5/15/56 .................................... United States (2,000,000) (2,089,337)
(8,207,021)
Total TBA Sale Commitments (Proceeds $(8,207,344)) .........................
$(8,207,021)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 48 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
3
(
g
) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $403,180,749, representing 25.5% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security has been segregated as collateral for TBA securities. At April 30, 2026, the value of this security pledged amounted to $1,746,339, representing
0.1% of net assets.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
i
Security purchased on a to-be-announced (TBA) basis. See Note
1
(
c
).
j
The rate shown represents the yield at period end.
k
The rate shown is the annualized seven-day effective yield at period end.
l
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note
1
(
c
).

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,868,278,510
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 90,717,096
Value - Unaffiliated issuers .................................................................. $1,859,420,450
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 90,867,994
Cash .................................................................................... 313,522
Receivables:
Receivable for sales of TBA securities (Note 1 c ) .................................................. 8,207,344
Capital shares sold ........................................................................ 4,126,813
Dividends and interest ..................................................................... 12,478,381
Prepaid expenses .......................................................................... 45,101
Total assets .......................................................................... 1,975,459,605
Liabilities:
Payables:
Investment securities purchased .............................................................. 32,187,091
Payable for purchases of TBA securities (Note 1 c ) ................................................. 355,423,816
Capital shares redeemed ................................................................... 627,623
Management fees ......................................................................... 498,138
Distribution fees .......................................................................... 53,486
Transfer agent fees ........................................................................ 14,838
Trustees' fees and expenses ................................................................. 78,990
Deposits from brokers for:
TBA transactions ........................................................................ 141,000
TBA sale commitments, at value (proceeds $8,207,344) (Note 1c) ...................................... 8,207,021
Accrued expenses and other liabilities ........................................................... (1,009)
Total liabilities ......................................................................... 397,230,994
Net assets, at value ................................................................. $1,578,228,611
Net assets consist of:
Paid-in capital ............................................................................. $1,775,779,802
Total distributable earnings (losses) ............................................................. (197,551,191)
Net assets, at value ................................................................. $1,578,228,611

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Core
Bond Fund
Class A:
Net assets, at value ....................................................................... $201,877,969
Shares outstanding ........................................................................ 24,662,229
Net asset value per share
a ,b
.................................................................. $8.19
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $8.53
Class C:
Net assets, at value ....................................................................... $10,052,335
Shares outstanding ........................................................................ 1,233,101
Net asset value and maximum offering price per share
a ,b
............................................ $8.15
Class R:
Net assets, at value ....................................................................... $9,810,605
Shares outstanding ........................................................................ 1,189,003
Net asset value and maximum offering price per share
b
............................................. $8.25
Class R6:
Net assets, at value ....................................................................... $99,775,287
Shares outstanding ........................................................................ 12,151,646
Net asset value and maximum offering price per share
b
............................................. $8.21
Class Y:
Net assets, at value ....................................................................... $1,256,712,415
Shares outstanding ........................................................................ 153,614,294
Net asset value and maximum offering price per share
b
............................................. $8.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Bond Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,706,410
Interest:
Unaffiliated issuers ........................................................................ 32,966,877
Total investment income ................................................................... 34,673,287
Expenses:
Management fees (Note 3 a ) ................................................................... 2,878,858
Distribution fees: (Note 3c )
    Class A ................................................................................ 243,205
    Class C ................................................................................ 49,222
    Class R ................................................................................ 23,516
Total expenses ......................................................................... 3,194,801
Expense reductions (Note 4 ) ............................................................... (744)
Expenses waived/paid by affiliates (Note 3g) ................................................... (20,728)
Net expenses ......................................................................... 3,173,329
Net investment income ................................................................ 31,499,958
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,574,078)
Foreign currency transactions ................................................................ 9
TBA sale commitments ..................................................................... 195,843
Net realized gain (loss) .................................................................. (2,378,226)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (20,231,301)
Non-controlled affiliates (Note 3 g ) ........................................................... (66,838)
Translation of other assets and liabilities denominated in foreign currencies .............................. 25
TBA sale commitments ..................................................................... 5,195
Net change in unrealized appreciation (depreciation) ............................................ (20,292,919)
Net realized and unrealized gain (loss) ............................................................ (22,671,145)
Net increase (decrease) in net assets resulting from operations .......................................... $8,828,813

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Core Bond Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $31,499,958 $50,097,283
Net realized gain (loss) ................................................. (2,378,226) 1,546,056
Net change in unrealized appreciation (depreciation) ........................... (20,292,919) 19,766,109
Net increase (decrease) in net assets resulting from operations ................ 8,828,813 71,409,448
Distributions to shareholders:
Class A ............................................................. (3,958,577) (7,378,526)
Class C ............................................................. (163,850) (310,309)
Class R ............................................................. (178,891) (258,237)
Class R6 ............................................................ (1,900,291) (2,167,459)
Class Y ............................................................. (25,502,403) (40,593,174)
Total distributions to shareholders .......................................... (31,704,012) (50,707,705)
Capital share transactions: (Note 2 )
Class A ............................................................. 13,935,033 29,715,115
Class C ............................................................. 630,931 1,223,443
Class R ............................................................. 1,613,715 4,076,464
Class R6 ............................................................ 41,792,107 40,150,197
Class Y ............................................................. 157,229,280 561,889,043
Total capital share transactions ............................................ 215,201,066 637,054,262
Net increase (decrease) in net assets ................................... 192,325,867 657,756,005
Net assets:
Beginning of period ..................................................... 1,385,902,744 728,146,739
End of period .......................................................... $1,578,228,611 $1,385,902,744

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Core Bond Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Core Bond Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share as of 4 p.m. Eastern time each day
the New York Stock Exchange (NYSE) is open for trading.
Under compliance policies and procedures approved
by the Fund's Board of Trustees (the Board), the Board
has designated the Fund’s investment manager as the
valuation designee and has responsibility for oversight
of valuation. The investment manager is assisted by the
Fund’s administrator in performing this responsibility,
including leading the cross-functional Valuation Committee
(VC).The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Collateral has been pledged and/or received
for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
1. Organization and Significant Accounting Policies
(continued)
b. Stripped Securities
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,143,545 $42,581,710 10,614,126 $86,799,845
Shares issued in reinvestment of distributions .......... 466,437 3,855,150 884,544 7,206,051
Shares redeemed ............................... (3,928,003) (32,501,827) (7,880,446) (64,290,781)
Net increase (decrease) .......................... 1,681,979 $13,935,033 3,618,224 $29,715,115
Class C Shares:
Shares sold ................................... 251,329 $2,073,560 554,108 $4,519,780
Shares issued in reinvestment of distributions .......... 19,783 162,840 37,988 308,289
Shares redeemed
a
.............................. (194,504) (1,605,469) (443,900) (3,604,626)
Net increase (decrease) .......................... 76,608 $630,931 148,196 $1,223,443
Class R Shares:
Shares sold ................................... 307,816 $2,575,735 908,004 $7,448,467
Shares issued in reinvestment of distributions .......... 21,472 178,891 31,415 258,237
Shares redeemed ............................... (137,059) (1,140,911) (439,669) (3,630,240)
Net increase (decrease) .......................... 192,229 $1,613,715 499,750 $4,076,464
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a monthly base fee equal to 0.39% of the monthly average of the Fund’s net asset value. In return for this fee, Advisers provides investment management and investor servicing and bears the Fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the Fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 7,201,485 $59,965,016 7,783,686 $63,807,148
Shares issued in reinvestment of distributions .......... 218,814 1,813,489 262,084 2,143,082
Shares redeemed ............................... (2,402,910) (19,986,398) (3,122,245) (25,800,033)
Net increase (decrease) .......................... 5,017,389 $41,792,107 4,923,525 $40,150,197
Class Y Shares:
Shares sold ................................... 33,682,570 $278,798,092 102,446,958 $837,503,697
Shares issued in reinvestment of distributions .......... 3,073,530 25,388,447 4,976,245 40,522,902
Shares redeemed ............................... (17,778,140) (146,957,259) (38,850,640) (316,137,556)
Net increase (decrease) .......................... 18,977,960 $157,229,280 68,572,563 $561,889,043
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. These fees are paid by Advisors as part of the management contract.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
These fees are being paid by Advisers as part of the management contract.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,972
CDSC retained .............................................................................. $5,558
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
These fees are being paid by Advisers as part of the management contract.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended April 30, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $27,938,618 $— $— $— $(66,838) $27,871,780 1,113,980 $585,441
Putnam Short Term Investment
Fund, Class P, 3.843% ...... 72,763,644 499,675,298 (509,442,728) — — 62,996,214 62,996,214 1,120,969
Total Affiliated Securities ... $100,702,262 $499,675,298 $(509,442,728) $— $(66,838) $90,867,994 $1,706,410
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 86,512,857
Long term ................................................................................ 100,275,677
Total capital loss carryforwards ............................................................... $186,788,534
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, aggregated
$3,278,773,663 and $3,418,110,912, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $1,950,855,720
Unrealized appreciation ........................................................................ $9,070,412
Unrealized depreciation ........................................................................ (17,844,709)
Net unrealized appreciation (depreciation) .......................................................... $(8,774,297)
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Core Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 27,871,780 $ — $ — $ 27,871,780
Corporate Bonds ........................ — 447,820,236 — 447,820,236
Foreign Government and Agency Securities .... — 1,049,797 — 1,049,797
U.S. Government and Agency Securities ....... — 545,258,966 — 545,258,966
Asset-Backed Securities ................... — 128,105,935 — 128,105,935
Commercial Mortgage-Backed Securities ...... — 84,357,039 — 84,357,039
Mortgage-Backed Securities ................ — 433,370,033 — 433,370,033
Residential Mortgage-Backed Securities ....... — 95,421,575 — 95,421,575
Agency Commercial Mortgage-Backed Securities — 47,180,362 — 47,180,362
Municipal Bonds ......................... — 14,642,325 — 14,642,325
Short Term Investments ................... 62,996,214 62,214,182 — 125,210,396
Total Investments in Securities ........... $90,867,994 $1,859,420,450 $— $1,950,288,444
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 8,207,021 $ — $ 8,207,021
Total Other Financial Instruments ......... $— $8,207,021 $— $8,207,021
a
For detailed categories, see the accompanying Schedule of Investments.
8. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Bond Fund
(continued)
Abbreviations
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Remuneration is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39114-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 25, 2026